UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4171

CREDIT SUISSE CASH RESERVE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2006 to September 30, 2006

Item 1:                  Schedule of Investments

Credit Suisse Cash Reserve Fund

Schedule of Investments

September 30, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (69.8%)
ASSET BACKED (69.8%)
$11,525	Altius I Funding Corp.	(A-1+, P-1)	12/12/06	5.371	$11,402,835
10,000	Atlas I Funding Corp.	(A-1+, P-1)	03/19/07	5.370	9,754,481
15,000	Beethoven Funding Corp.	(A-1, P-1)	11/07/06	5.312	14,918,754
22,000	Broadhollow Funding LLC	(A-1+, P-1)	10/26/06	5.303	21,919,333
10,000	Buckingham CDO II LLC	(A-1+, P-1)	10/23/06	5.364	9,967,489
20,527	Buckingham CDO II LLC	(A-1+, P-1)	10/24/06	5.315	20,457,624
22,000	Buckingham CDO LLC	(A-1+, P-1)	10/23/06	5.325	21,928,745
22,000	Georgetown Funding Co.	(A-1+, P-1)	10/24/06	5.331	21,925,365
12,000	Golden Fish LLC	(A-1, P-1)	11/06/06	5.331	11,936,580
10,000	Golden Fish LLC	(A-1, P-1)	11/13/06	5.338	9,936,814
10,000	Harwood Street Funding I	(A-1, P-1)	10/03/06	5.328	9,997,056
12,000	Harwood Street Funding I	(A-1, P-1)	10/06/06	5.261	11,991,200
22,231	KKR Atlantic Funding Trust	(A-1+, P-1)	10/27/06	5.334	22,145,744
22,000	Main Street Warehouse LLC	(A-1+, P-1)	10/18/06	5.315	21,944,939
22,000	Mica Funding LLC	(A-1, P-1)	10/02/06	5.286	21,996,779
22,000	Park Sienna LLC	(A-1+, P-1)	10/27/06	5.312	21,915,947
22,000	Rhineland Funding Capital Corp.	(A-1+, P-1)	11/02/06	5.393	21,895,769
22,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	10/18/06	5.313	21,945,043
23,000	Witherspoon CDO Funding Corp.	(A-1+, P-1)	03/15/07	5.340	23,000,000

TOTAL COMMERCIAL PAPER (Cost $330,980,497)					330,980,497

CERTIFICATES OF DEPOSIT (0.8%)
Banking (0.8%)
2,000	Barclays Bank PLC	(A-1+, P-1)	02/13/07	5.010	2,000,000
2,000	Mercantile Safe Deposit & Trust	(AA, A1)	05/22/07	5.290	1,999,609

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,609)					3,999,609

CORPORATE OBLIGATION (2.7%)
Finance (2.7%)
13,000	CC USA, Inc., Series MTN, Notes (Cost $13,000,000)	(AAA, Aaa)	06/18/07	5.520	13,000,000

VARIABLE RATE CORPORATE OBLIGATIONS (22.4%)
Finance (22.4%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.320	10,000,000
2,000	Bank of America NA, Series BKNT, Notes##	(AA, Aa1)	11/07/06	5.310	2,000,000
2,000	Cheyne Finance LLC, Series MTN1, Notes##	(AAA, Aaa)	10/16/06	5.300	1,999,974
10,000	CIT Group, Inc. Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.470	10,007,287
10,000	Five Finance, Inc. Series MTN, Global Senior Unsecured Notes##	(AAA, Aaa)	09/13/07	5.360	9,998,816
10,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.447	10,006,377
14,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.310	13,999,536
10,000	Merrill Lynch & Co., Series MTN5, Notes##	(A+, Aa3)	07/11/07	5.580	10,020,650
2,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	03/23/07	5.347	2,000,000
14,000	Tango Finance Corp., Series MTN, Notes##	(AAA, Aaa)	08/24/07	5.380	13,999,208
8,000	White Pine Finance LLC, Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	06/21/07	5.370	8,000,052
14,000	White Pine Finance LLC, Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	04/20/07	5.460	13,995,860

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $106,027,760)					106,027,760

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATION (1.0%)
$4,770	Federal Home Loan Bank (Cost $4,770,000)	(AAA, Aaa)	08/15/07	5.525	$4,770,000

REPURCHASE AGREEMENT (3.2%)
15,158	Goldman Sachs Tri Party Repo (Agreement dated 9/30/06, to be repurchased at $15,158,529, collateralized by $15,279,000 Freddie Mac, 5.05% due 12/15/2008 and Fannie Mae, 6.00% due 04/07/2023. Market Value of collateral is $15,461,700) (Cost $15,158,000)	(A-1+, P-1)	10/02/06	5.320	15,158,000

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $473,935,866)					473,935,866

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)					444,517

NET ASSETS (100.0%)					$474,380,383

Average Weighted Maturity - 42 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTN1 = Medium Term Note, Series 1

MTN5 = Medium Term Note, Series 5

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

##                                  The interest rate is as of September 30, 2006 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.  The Fund may close early on a business day if the New York Stock Exchange closes early or the Bond Market Association recommends that the primary markets for the portfolio securities close early. The Fund’s investments are valued under the amortized cost method, which has been determined by the Fund’s Board of Directors to represent the fair value of the Fund’s investments. Amortized cost involves valuing a Fund’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                     Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                     Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CASH RESERVE FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 21, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 21, 2006